Segment, Product and Geographic Information (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 90,108	$ 92,530
Customer A and its affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	61,100	55,681
Customer B and its affiliates [Member]
Segment Reporting Significant Customer [Line Items]
Accounts receivable	$ 29,008	$ 36,849